Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated August 29, 2025 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025
Removal of Sub-Adviser
Effective immediately, Melqart Asset Management (UK) Limited (“Melqart”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Melqart have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Melqart in the Fund’s Prospectus are removed.

Blackstone Alternative Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated August 29, 2025 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025
Removal of Sub-Adviser
Effective immediately, Melqart Asset Management (UK) Limited (“Melqart”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Melqart have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Melqart in the Fund’s Prospectus are removed.